Organization And Nature Of Business	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization And Nature Of Business

Note 1 - Organization And Nature of Business

Orion Financial Group Inc. (the “Company”) was incorporated in the state of Wyoming on March 26, 2012 with an authorized capital of 100,000,000 shares of common stock, par value of $0.001 per share. The Company’s principal operations are located in San Jose, CA. The Company is a strategic financial consulting firm providing services to companies requiring cutting-edge advice in the area of corporate growth strategies. The Company provides financing alternatives to experienced executives that seek to purchase (buy-side) divest (sell-side) or recapitalize their public or private company. The Company has selected December 31 as its fiscal year end.

Note 1 - Organization And Nature of Business

Orion Financial Group Inc. (the “Company”) was incorporated in the state of Wyoming on March 26, 2012 with an authorized capital of 100,000,000 shares of common stock, par value of $0.001 per share. The Company’s principal operations are located in San Jose, CA. The Company is a strategic merchant-banking firm providing services to companies requiring cutting-edge advice in the area of corporate growth strategies. The Company provides financing alternatives to experienced executives that seek to purchase (buy-side) divest (sell-side) or recapitalize their public or private company. The Company has selected December 31 as its fiscal year end.